Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 10-QSB

[X] QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

                  For the quarterly period ended June 30, 1996

                                       OR

[ ] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

           For the transition period from ____________ to ____________

                         Commission file number 1-13412

                              ---------------------

                            Hudson Technologies, Inc.

                              ---------------------

             (Exact name of registrant as specified in its charter)

         New York                                        13-3641539
(State or other jurisdiction of                          (I.R.S. Employer
 incorporation or organization)                          Identification number)

25 Torne Valley Road
Hillburn, New York                                       10931
(address of principal executive offices)                 (ZIP Code)

               Registrant's telephone number, including area code:
                                 (914) 368-4990

                                  ------------

         Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15 (d) of the Securities Exchange Act of 1934 during the preceding twelve months ( or for such shorter period that the registrant was required to file such reports),and (2) has been subject to such filing requirements for the last 90 days.

                               YES __X__ NO _____

Indicate the number of shares outstanding of each of the issuer's classes of common stock, as of the latest practicable date:


     Common stock, $0.01 par value                4,350,495 shares
     -----------------------------                ----------------
              Class                               Outstanding at July 24, 1996

================================================================================

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



                            Hudson Technologies, Inc.
                                      Index

Part I.  Financial Information                                       Page Number
- - -------  ---------------------                                       -----------

         Item 1

                  Consolidated Statements of Earnings                     2
                  Consolidated Statements of Financial Position           3
                  Consolidated Statements of Cash flows                   4
                  Notes to the Consolidated Financial statements          5

         Item 2

                  Management's Discussion and Analysis of Financial
                           Condition and Results of Operations            8

Part II. Other information
- - -------- -----------------

                  Legal information                                       12
                  Submission of Matters to a Vote of Shareholders         12
                  Other Items                                             13
                  Exhibits and Reports on Form 8-K                        13

Signatures                                                                14

                         Part I - Financial Information

                   Hudson Technologies, Inc. and subsidiaries
                       Consolidated Statements of Earnings


                                                                       Three month                    Six  month
Unaudited                                                              period ended                  period ended
(In thousands, except for share and per share amounts)                   June 30,                      June 30,
- - ------------------------------------------------------          --------------------------    --------------------------

Revenues                                                        $     5,450    $     9,726  $       9,207    $    15,938
Cost of Sales                                                         3,227          6,441          5,264         10,490
                                                                -----------    -----------    -----------    -----------
         Gross Profit                                                 2,223          3,285          3,943          5,448

Operating expenses:

         Selling and marketing                                          251            160            483            540
         General and administrative                                   1,433          1,245          2,586          2,092
         Depreciation and amortization                                  251             46            483            131
         Restructuring reserve                                        1,333             --          1,333
                                                                -----------    -----------    -----------    -----------
                  Total operating expenses                            3,268          1,451          4,885          2,763
                                                                -----------    -----------    -----------    -----------

Operating income (loss)                                              (1,045)         1,834           (942)         2,685

Other income (expenses):
         Interest income                                                  1              3             39             11
         Interest expense                                               (31)           (40)           (83)           (66)
         Other                                                           27              3             26              3
                                                                -----------    -----------    -----------    -----------

                  Total other income (expense)                           (3)           (34)           (18)           (52)
                                                                -----------    -----------    -----------    -----------

Earnings (loss) before income taxes                                  (1,048)         1,800           (960)         2,633

Provision (benefit) for income taxes                                   (350)           727           (342)         1,070
                                                                -----------    -----------    -----------    -----------

Net earnings (loss)                                             $      (698)   $     1,073    $      (618)   $     1,563
- - ------------------------------------------------------          -----------    -----------    -----------    -----------
Net earnings (loss) per common and
         common stock equivalents                               $     (0.15)   $      0.27    $     (0.13)   $      0.50
                                                                -----------    -----------    -----------    -----------
Weighted average number of shares outstanding                     4,564,527      4,065,712      4,597,433      3,305,744
                                                                -----------    -----------    -----------    -----------

Net earnings (loss) per common stock
         assuming full dilution                                 $     (0.15)   $      0.27    $     (0.13)   $      0.41
                                                                -----------    -----------    -----------    -----------
Weighted average number of shares outstanding                     4,564,527      4,065,712      4,597,433      4,009,663
- - ------------------------------------------------------          -----------    -----------    -----------    -----------


Certain 1995 amounts have been reclassified to conform with 1996 presentation format. See accompanying Notes to the Consolidated Financial Statements.

                          PART I. FINANCIAL INFORMATION

                   Hudson Technologies, Inc. and subsidiaries
                  Consolidated Statements of Financial Position




                                                                                               Balance as of
Unaudited                                                                        ----------------------------------
(Dollars in thousands, except for share amounts)                                 June 30, 1996      December 31, 1995
- - ------------------------------------------------                                 -------------      -----------------
Assets
- - ------
Current assets:
     Cash and cash equivalents                                                      $ 3,121               $ 2,460
     Marketable securities                                                                -                 1,100
     Trade accounts receivable                                                        5,329                 2,381
     Inventories                                                                      5,887                 5,344
     Income taxes receivable                                                            318                   136
     Prepaid expenses and other current assets                                          970                   943
                                                                                    -------               -------
        Total current assets                                                         15,625                12,364

Property and equipment, less accumulated depreciation                                 5,466                 4,536
Goodwill and intangible assets, less accumulated amortization                         7,754                 7,027
Deferred income taxes                                                                 2,038                     -
Other assets                                                                            233                   228
                                                                                    -------               -------
     Total assets                                                                   $31,116               $24,155
                                                                                    -------               -------


Liabilities and Stockholders' Equity
- - ------------------------------------
Current liabilities:

     Accounts payable and accrued expenses                                          $ 2,111               $ 1,527
     Short-term debt (Notes 2 and 4)                                                  6,424                   273
     Reserve for restructuring (Note 5)                                               1,333                     -
                                                                                    -------               -------
        Total current liabilities                                                     9,868                 1,800
Deferred income taxes                                                                     -                    85
Long-term debt, less current maturities                                               1,009                 1,933
                                                                                    -------               -------
      Total liabilities                                                              10,877                 3,818

Stockholders' equity (Note 3)
     Common stock, $.01 par value-shares authorized, 20,000,000;
        issued and outstanding, 4,350,495 and 4,242,435                                  44                    42
     Additional paid-in capital                                                      18,915                18,252
     Retained earnings                                                                1,425                 2,043
                                                                                    -------               -------
                                                                                     20,384                20,337
     Less: Treasury stock, 16,000 shares at cost                                       (145)                    -
                                                                                    -------               -------
           Total Stockholders' equity                                                20,239                20,337
                                                                                    -------               -------
                 Total liabilities and Stockholders' equity                         $31,116               $24,155
                                                                                    -------               -------

- - ------------------------------------
Commitments and Contingencies (Note 6 and Part II)

Certain 1995 amounts have been reclassified to conform with 1996 presentation format. See accompanying Notes to the Consolidated Financial Statements.

                   Hudson Technologies, Inc. and subsidiaries
                      Consolidated Statements of Cash Flows


                                                                           Six month period ended
Unaudited                                                              ------------------------------
(In thousands)                                                         June 30, 1996     June 30, 1995
- - --------------------------------------------------                     -------------     -------------

Cash flows from operating activities:
Net earnings (loss)                                                      $  (618)          $ 1,563
Adjustments to reconcile net earnings (loss) to cash
  provided (used) by operating activities:
         Depreciation and amortization                                       483               131
         Deferred income taxes                                              (228)               --
         Decrease (increase) in trade receivables                         (2,948)             (375)
         Decrease (increase) in inventories                                 (543)           (3,693)
         Decrease (increase) in income taxes receivable                     (182)               --
         Decrease (increase) in prepaid and other current assets             (27)              358
         Decrease (increase) in other assets                                  (5)              123
         Increase (decrease) in accounts payable & accrued expenses          584             1,224
         Increase (decrease) in reserve for restructuring                  1,333                --
                                                                         -------           -------
           Cash provided (used) by operating activities                   (2,151)             (669)
                                                                         -------           -------

Cash flows from investing activities:
Proceeds from sale of marketable securities                                1,100                --
Additions to property, plant, and equipment                               (1,245)           (2,075)
Acquisitions accounted for as purchases                                     (715)               --
                                                                         -------           -------
           Cash provided(used) by investing activities                      (860)           (2,075)
                                                                         -------           -------

Cash flows from financing activities:
Proceeds from issuance of warrants                                            --               500
Proceeds from redemption of warrants                                         265                --
Proceeds from short-term convertible debt issue                            3,500                --
Proceeds from short-term bank borrowings                                     432                --
Proceeds from long-term debt issue                                            --               675
Repayment of debt                                                           (380)              (27)
Purchase of treasury stock                                                  (145)               --
                                                                         -------           -------
           Cash provided(used) by financing activities                     3,672             1,148
                                                                         -------           -------

Increase(decrease) in cash and cash equivalents                              661            (1,596)
Cash and cash equivalents at beginning of period                           2,460             2,216
                                                                         -------           -------
  Cash and cash equivalents at end of period                             $ 3,121           $   620
                                                                         -------           -------
- - ------------------------------------------------------------
Supplemental disclosure of cash flow information:
         Cash paid during period for interest                            $    73           $    49
         Cash paid during period for taxes                               $    69           $   250



Certain 1995 amounts have been reclassified to conform with 1996 presentation format. See accompanying Notes to the Consolidated Financial Statements.

                   Hudson Technologies, Inc. and subsidiaries
                   Notes to Consolidated Financial Statements

General

         Hudson Technologies, Inc., incorporated under the laws of New York on January 11, 1991, together with its subsidiaries (collectively, "Hudson" or the "Company"), is a leading provider of products and technical services related to the recovery and / or reclamation of refrigerants used in commercial air conditioning and refrigeration systems. The Company's services have been developed to facilitate compliance with the Federal Clean Air Act as amended in 1990, which prohibits the venting, and requires the recovery, of specified chlorofluorocarbon ("CFCs") and hydrochlorofluorocarbon ("HCFCs") refrigerants.

         The Company participates in an industry that is substantially regulated, changes in which could affect operating results. Currently the Company purchases unprocessed refrigerants from domestic suppliers. The Company's inability to obtain refrigerants could cause delays in refrigerant processing, possible loss of revenues, and resulting possible adverse affect on operating results.

Note 1-  Summary of Significant Accounting Policies

         The accompanying unaudited financial statements have been prepared in accordance with the instructions of Regulation S-B and therefore do not include certain information and footnotes necessary for a fair presentation of financial position, results of operations, and cash flows in conformity with generally accepted accounting principles.

         The information furnished, in the opinion of management, reflects all estimates and adjustments, which include normal recurring adjustments, necessary to present fairly the results of operations of the Company for the three-month and six-month periods ended June 30, 1996 and 1995.

         Results of operations for interim periods are not necessarily indicative of results which may be expected for the total year as a whole.

Consolidation The consolidated financial statements represent the adding together of all companies of which Hudson directly or indirectly has majority ownership or otherwise controls. Significant intercompany accounts and transactions have been eliminated. The Company's consolidated financial statements include the accounts of its wholly-owned subsidiaries, Refrigerant Reclamation Corporation of America, Inc. ("RRCA") and Environmental Support Solutions, Inc. ("ESS"), together with their subsidiaries, and other controlled affiliates.

Reclassifications Certain 1995 amounts have been reclassified to conform with 1996 presentation format. Amounts reclassified had no impact on consolidated operating income or earnings.

Fair value of Financial Instruments The carrying values of financial instruments including cash, trade accounts receivable, and accounts payable approximate fair value at June 30, 1996 and at December 31, 1995, because of the relatively short maturity of these instruments. The carrying value of short- and long-term debt approximates fair value, based upon quoted market prices of similar debt issues, as of June 30, 1996 and at December 31, 1995.

Revenue Revenues are recorded upon completion of service or product shipment or passage of title to customers in accordance with contractual terms.

Cash and cash equivalents Money market accounts and temporary investments with original maturities of ninety days or less are included in cash and cash equivalents.

Marketable securities The Company follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities". All marketable securities at December 31, 1995 were deemed by management to be available for sale and therefore are reported at fair value with net unrealized gains and losses reported in stockholders' equity, when required.

                   Hudson Technologies, Inc. and subsidiaries
             Notes to Consolidated Financial Statements (continued)

Note 1-  Summary of Significant Accounting Policies (continued)

Inventories Inventories, consisting primarily of reclaimed refrigerant products available for sale, are stated at the lower of cost, on a first-in first-out basis, or market. None of the Company's inventory at June 30, 1996 exceeded net realizable market values.

Property, plant, and equipment Property, plant, and equipment are stated at cost; including internally manufactured equipment. Provision for depreciation is recorded (for financial reporting purposes) using the straight-line method over the useful lives of the respective assets. Leasehold improvements are amortized on a straight-line basis over the shorter of economic life or terms of the respective leases.

         Due to the specialized nature of the Company's business, it is possible that the Company's estimates of equipment useful life periods may change in the future.

Intangible assets Goodwill is amortized over periods ranging from ten to 25 years using the straight-line method. Other intangible assets consist primarily of patents or acquired contract rights and are amortized on a straight-line basis over periods ranging from two to fifteen years.

Income taxes Hudson utilizes the assets and liability method for recording deferred income taxes, which provides for the establishment of deferred tax asset or liability accounts based on the difference between tax and financial reporting bases of certain assets and liabilities.

Short-term debt Short term debt includes a portion of long-term debt with payment maturities under one year, convertible debentures, and the current portion of capital lease obligations which aggregated $0.8 million and $0.3 million at June 30, 1996 and December 30, 1995 respectively.

Long term debt Long-term debt includes capital lease obligations with maturities over one year.

Treasury stock Common stock, acquired by the Company under a repurchase program authorized by the Board of Directors on May 10, 1996, is carried at acquisition cost (market price at acquisition date).

Earnings per common and equivalent shares Earnings per common and common equivalent shares are computed on the weighted average number of shares, less treasury stock and, if dilutive, common equivalent shares (common shares assuming exercise of options and warrants).

Note 2 - Issuance of Convertible Debentures

      On June 18, 1996, the Company issued a $3.5 million principal amount non-interest bearing convertible debenture due June 18, 1998. Twenty-five percent of the principal amount of the debenture is convertible into Common Stock at any time commencing August 18, 1996; fifty percent is convertible at any time commencing September 18, 1996; seventy-five percent is convertible at any time commencing October 18, 1996; and the entire principal amount is convertible at any time commencing November 18, 1996 at a conversion price equal to the lesser of (i) $14.00 per share or (ii) 85% of the average closing bid price as reported by NASDAQ for the five trading days immediately prior to the conversion, subject to a floor of $4.00 per share.

      The debenture may be redeemed by the Company, in whole or in part, at any time, for an amount equal to 115% of the principal amount so redeemed, together with the issuance of a five-year warrant, entitling the holder to purchase 25,000 shares of Common Stock, at an exercise price of $18.00 per share. At any time commencing August 18, 1996, the holder may require the Company to redeem $1 million principal amount of the debenture for an amount equal to 115% of the principal amount so redeemed. In the event that the market price of the

                   Hudson Technologies, Inc. and subsidiaries
             Notes to Consolidated Financial Statements (continued)

Note 2 - Issuance of Convertible Debentures (continued)

Common Stock does not exceed $4.00 per share during a period of the later of forty trading days or 60 days, the holder will have the option to (i) require the Company to redeem $1 million principal amount of the debenture at 115% of the principal amount so redeemed or (ii) convert the entire principal amount of the debenture into Common Stock without restriction.

      The debenture provides for certain events of default, including a default on the payment of any debts in excess of $250,000, judgments, liens or attachments in an aggregate amount in excess of $250,000, any merger or consolidation or the disposition of all or substantially all of the Company's assets or the redemption of more than a de minimus amount of its Common Stock.

Note 3 - Capital transactions

         On September 15, 1995, the Company called for redemption of warrants pursuant to its initial public offering and overallotment option. A total of 1,530,139 shares of common stock were issued in connection with this redemption through December 31, 1995. Net proceeds of $9,289,138 were used to reduce liabilities and to finance increased levels of inventory. An additional 66,500 shares were issued in connection with this redemption during the three months ended March 31, 1996. Net proceeds of $265,000 were used for working capital purposes.

Note 4 - Acquisitions

            On August 15, 1995, the Company acquired Refrigerant Reclamation Corporation of America ("RRCA"). The purchase price was approximately $6,068,000 which consisted of cash ($1,250,000), a note ($750,000) paid during December 1995, and 174,964 shares of the Company's common stock. The acquisition was accounted for as a purchase from the date of acquisition with the assets acquired and liabilities assumed recorded at fair values, resulting in an excess of cost over assets acquired of approximately $4,150,000. Results RRCA's operations have been included in the Company's consolidated financial statements from the date of acquisition.

            The unaudited pro forma results of operations which follow assume that the acquisition occurred at the beginning of 1995. The unaudited pro forma calculations include adjustments for the estimated effect on the Company's historical operations for depreciation and amortization, interest and income taxes related to the acquisition.

        Six months ended June 30,                     1996              1995
        -------------------------                     ----              ----
        Sales                                     $ 9,207,000      $ 18,101,000
        Net earnings (loss)                       $  (618,000)     $  1,571,000
        Net earnings (loss) per common and
           common stock equivalents                    $(0.13)           $ 0.50
        Net earnings (loss) per common stock
           assuming full dilution                      $(0.13)           $ 0.41

            The pro forma information presented is for information purposes only and does not purport to be indicative of the results which would actually have been obtained if the combination had been in effect for the periods indicated

                   Hudson Technologies, Inc. and subsidiaries
             Notes to Consolidated Financial Statements (continued)

Note 4 - Acquisitions (continued)

      On April 23, 1996, the Company acquired all the outstanding capital stock of Environmental Support Solutions, Inc. ("ESS"), a Phoenix, Arizona developer and provider of environmental software, training, and management services. The capital stock of ESS was purchased for $2,375,000, which was delivered in part by cash ($700,000) and in part by promissory notes, payable to each of the ESS stock sellers, in the aggregate amount of $1,675,000. The Notes become due and payable on or before October 23, 1996 and bear interest at an annual rate of 7% commencing August 23, 1996. The parties have entered into a Stock pledge agreement for the purpose of securing the Company's obligation under the Notes.

         On June 14, 1996, ESS acquired all the net assets, subject to liabilities, of E-Soft, Inc. ("E-Soft"), a Georgia-based developer and marketer of software programs related to hazardous material management, in exchange for a cash payment of $50,000 and 41,560 unregistered shares of the Company's stock. Subsequent to the acquisition, all E-Soft assets and activities were relocated to ESS headquarters in Phoenix. The former owner of E-Soft has become an employee of ESS.

      On July 24, 1996, the Company acquired all the outstanding common stock of GRR Co., Inc. dba Golden Refrigerants ("Golden"); a refrigerant reclamation and recovery company located in Punta Gorda, Florida; in exchange for 20,000 unregistered shares of the Company's stock with a valuation of $0.1 million at the transaction date. Concurrent with the acquisition, the Company purchased, for nominal consideration, all the net assets, subject to liabilities, of Golden, and dissolved GRR Co., Inc.

        On July 25, 1996, the Company announced that it was discontinuing negotiations to acquire Total Reclaim, Inc.; a Seattle-based reclamation and recovery firm which specializes in the scrapping of appliances.

Note 5 - Reserve for Restructuring

      During the second quarter 1996, the Company established a Reserve for Restructuring totaling $1.3 million. The reserve was established for the following purposes:

      (Amounts in millions)                             Reserve established
                                                        -------------------
      Consolidation of RRCA activities                         $0.2
         including the closure of 2 leased facilities,
         termination of redundant personnel, and
         other items.
      Relocation of Hudson NY facilities                        0.9
         including closure of  existing leased facility
       Consolidation of product offerings
          including disposal of inventory and equipment         0.2
                                                                ---
                     Total reserve                             $1.3
                                                               ----

      The Company had not expended any funds chargeable against the reserve as of June 30, 1996.

Note 6 - Equipment commitment

      During June, 1996, the Company entered into commitments to acquire an additional $1.1 million of equipment consisting primarily of automated container packaging equipment (about $0.7 million) and ten refrigerant gas, bulk-tank (so-called `ISO') storage units (about $0.4 million). The Company is currently seeking financing which would permit it to rent this equipment under the terms of an operating lease.

                   Hudson Technologies, Inc. and subsidiaries
           Management's Discussion and Analysis of Financial Condition
                            and Results of Operations

Results of Operations

Three months ended June 30, 1996

         Revenues totaled $5.5 million, a decrease of $4.3 million or 44% from the $9.7 million reported during the comparable prior year period. The decrease was attributable primarily to the discontinuation, during May 1995, of the Company's program to resell imported refrigerants which accounted for approximately 81% of 1995 second quarter revenues.

         Cost of sales totaled $3.2 million, a decrease of $3.2 million or 50% from the $6.4 million reported during the comparable prior year period. As a percentage of sales, cost of sales were 59% of revenues for the three month period ended June 30, 1996, a decrease from the 66% reported for the comparable prior year. The decrease in both dollars and percentage of revenues was attributable primarily to the discontinuation, during May 1995, of the Company's program to resell imported refrigerants which accounted for approximately 81% of 1995 second quarter revenues.

         Operating expenses totaled $3.3 million, an increase of $1.8 million or 125% from the $1.5 million reported during the comparable prior year period. The increase was attributable mainly to a lack of 1995 counterpart to the Reserve for Restructuring (See Note 5, above) totaling $1.3 million established during the current year's second quarter; to higher ($ 0.3 million) sales, marketing, and administrative costs generally related to the Company's expanded marketing programs and the inclusion of ESS operations during part of the 1996 reporting period; and to higher ($0.2 million) depreciation and amortization attributable to the growth of the Company's equipment assets and to amortization of goodwill and intangibles related mainly to the Company's August 1995 acquisition of RRCA. As a percentage of revenues, operating expenses totaled 60% of revenues, up from 15% for the comparable 1995 period, due mainly to the 1996 Reserve for Restructuring and a lack of counterpart to the 1995 imported refrigerant revenues.

         Net loss totaled $0.7 million, a decrease of $1.8 million or 164% from the $1.1 million net earnings reported during the comparable prior year period. The decrease was attributable mainly to discontinuation, during May 1995, of the Company's program to resell imported refrigerants, higher operating costs and lack of counterpart to the 1996 reserve for restructuring; offset partly by higher revenue volume from domestic operations.

Six months ended June 30, 1996

         Revenues totaled $9.2 million, a decrease of $6.7 million or 42% from the $15.9 million reported during the comparable prior year period. The decrease was attributable primarily to the discontinuation, during May 1995, of the Company's program to resell imported refrigerants which accounted for approximately 84% of 1995 first half revenues.

         Cost of sales totaled $5.3 million, a decrease of $5.2 million or 50% from the $10.5 million reported during the comparable prior year period. As a percentage of sales, cost of sales were 57% of revenues for the six month period ended June 30, 1996, a decrease from the 66% reported for the comparable prior year period. The decrease in both dollars and percentage of revenues was attributable primarily to the discontinuation, during May 1995, of the Company's program to resell imported refrigerants which accounted for approximately 84% of 1995 first half revenues.

         Operating expenses totaled $4.9 million, an increase of $2.1 million or 77% from the $2.8 million reported during the comparable prior year period. The increase was attributable mainly to a lack of 1995

                   Hudson Technologies, Inc. and subsidiaries
           Management's Discussion and Analysis of Financial Condition
                      and Results of Operations (Continued)

Results of Operations (continued)

Six months ended June 30, 1996 (continued)

counterpart to the Reserve for Restructuring (See Note 5, above) totaling $1.3 million established during the current year's second quarter; to higher ($0.4 million) sales, marketing, and administrative costs generally related to the Company's expanded marketing programs and the inclusion of ESS operations for part of the 1996 reporting period; and to higher ($0.3 million) depreciation and amortization attributable to the growth of the Company's equipment assets and to amortization of goodwill and intangibles related mainly to the Company's August 1995 acquisition of RRCA. As a percentage of revenues, operating expenses totaled 53% of revenues, up from 17% for the comparable 1995 period, due mainly to the 1996 Reserve for Restructuring and a lack of counterpart to the 1995 imported refrigerant revenues.

         Net loss totaled $0.6 million, a decrease of $2.2 million or 140% from the $1.6 million net earnings reported during the comparable prior year period. The decrease was attributable mainly to discontinuation, during May 1995, of the Company's program to resell imported refrigerants, higher operating costs and lack of counterpart to the 1996 reserve for restructuring; offset partly by higher volume from domestic operations.

Liquidity and Capital Resources

         Net cash used in operating activities totaled $2.2 million for the six month period ended June 30, 1996 compared with a net cash usage of $0.7 million for the prior year comparable period. Increase ($1.5 million) in cash usage was attributable mainly to higher ($2.6 million) trade receivables and decreased ($2.2 million) net earnings; offset partly by the 1996 Reserve for Restructuring ($1.3 million) and a lack of counterpart to 1995 inventory (net accounts payable) investments totaling $2.5 million.

         Net cash used in investing activities ($0.9 million for the six months ended June 30, 1996) decreased $1.2 million from the prior comparable year period due mainly to decreased ($0.8 million) capital expenditures.

         Cash flows from financing activities totaled $3.7 million for the six months ended June 30, 1996, $2.6 million higher than the $1.1 million reported for the comparable 1995 period. Increase was attributable mainly to 1996 issuance of Convertible Debentures ($3.5 million, see Note 2 above) offset partly by lack of 1996 counterpart to prior year issuance of warrants ($0.5 million) and long-term debt proceeds ($0.7 million).

         At June 30, 1996, the Company reported cash and equivalents totaling $3.1 million, an increase of $2.5 million from the comparable prior year period.

         For the six months ended June 30, 1996, the Company reported capital expenditures totaling $1.2 million. As of June 30, 1996, the Company had entered into commitments to acquire an additional $1.1 million of equipment consisting primarily of automated container packaging equipment (about $0.7 million) and ten refrigerant gas, bulk-tank storage units (about $0.4 million). The Company is currently seeking financing which would permit it to rent this equipment under the terms of an operating lease.

         On May 10, 1996, the Board of Directors authorized the Company to acquire, from publicly traded markets, a maximum of 25,000 issued and outstanding shares of its own Common Stock. As of June 30, 1996, the Company had repurchased 16,000 shares at a average price of $9.06 per share.

         On June 18, 1996, the Company issued Convertible Debentures (See Note 2 above) with a face value of $3.5 million. Proceeds ($3.5 million) to the Company from the offering, was used to finance its acquisition of Environmental Support Solutions, Inc. and E-Soft, Inc. (see Note 4, above), and for other purposes.

                   Hudson Technologies, Inc. and subsidiaries
           Management's Discussion and Analysis of Financial Condition
                      and Results of Operations (Continued)

Liquidity and Capital Resources (continued)

         On July 24, 1996, the Company completed the acquisition of GRR Co., Inc. in consideration of 20,000 unregistered shares of the Company's Common stock (See Note 4, above).

         In connection with its bankruptcy reorganization in June 1994, as modified by a settlement during April 1996 (See Note II), below, RRCA has obligations (totaling $1.6 million at June 30, 1996) to make periodic payments to bankruptcy creditors through September 1999.

         The Company has historically used its cash flows from operations, together with its available cash resources including borrowings under the terms of its agreement with MTB Bank (maximum operating line of credit equivalent to $3.0 million secured by certain scheduled receivables and inventory of Hudson), to satisfy the Company's working capital requirements and to fund proposed acquisitions and capital expenditure programs. Based on the Company's increasing quarter-to-quarter revenue volume, recent acquisitions, and funding needs for expansion of capital equipment, the Company has issued Convertible Debentures (see Note 2, above) and is actively seeking additional credit lines from lending institutions. The Company expects that it will be able to implement a significantly expanded bank(s) credit line during the third fiscal quarter of 1996. There can be no assurance, however, that any such financing will be available to the Company; lack of which could materially adversely affect the Company's financial condition, results of operations, and activities.

Reliance on Suppliers

         The Company's financial performance is in part dependent on its ability to obtain sufficient quantities of domestic virgin (pure) and reclaimable refrigerants from wholesalers, distributors, bulk gas brokers, and from other sources. To the extent that the Company is unable to obtain sufficient quantities of refrigerants in the future, the Company's financial condition and results of operations would be materially adversely affected.

Inflation

         Inflation has not historically had a material impact on the Company's operations.

Seasonality and Fluctuations in Operating Results

         The Company's operating results vary from period to period as a result of weather conditions, requirements of potential customers, availability of refrigerant products (virgin or reclaimable), changes in reclamation technology, timing in introduction and / or retrofit of CFC-based refrigeration equipment by domestic users of refrigeration, the rate of expansion of the Company's operations, and by other factors.

         The Company's business has historically been seasonal in nature with peak sales of refrigerants occurring in the first half of each year.

         Unforeseen events, including the delays in securing adequate supplies of refrigerants at peak demand periods, could result in significant fluctuations in Company operating results or losses which might not be easily reversed.

         There can be no assurance that the foregoing factors could not result in material adverse affect of the Company's financial condition, results of operations, and activities.

                   Hudson Technologies, Inc. and subsidiaries
                           PART II. OTHER INFORMATION

Item 1.   Legal Proceedings

         In connection with RRCA's bankruptcy reorganization of June 1994, prior to acquisition of RRCA by the Company, RRCA had issued a secured promissory Note in principal amount of $1.0 million due August 15, 1997 to James J. Todack ("Todack"), a supplier to RRCA. In anticipation of a possible claim of default by Todack as a result of an alleged breach of Note security agreement(s), RRCA during January 1995 petitioned the United States Bankruptcy Court for the Middle District of Tennessee seeking judgment that RRCA was in compliance with the Note security agreement and seeking certain other ancillary relief. During November 1995, Todack filed a counterclaim, in the same venue, alleging RRCA had defaulted on its Note under terms of the security agreement.

         During April 1996, RRCA entered into a settlement with Todack, pursuant to which the actions were dismissed and RRCA agreed to pay the total sum of $100,000 to Todack at the time of settlement and the sum of $800,000 payable in sixteen equal monthly installments of principal and interest with a final payment on August 10, 1997.

         During December 1995, Earle Palmer Brown Companies, Inc. filed a compliant against the Company in the Circuit Court for Montgomery County Maryland seeking the sum of $238,761 plus interest for advertising, marketing, and public relations services provided by Kerr Kelly Thompson, a predecessor company. During May 1996, this action was dismissed, on the Company's motion, for lack of jurisdiction.

         On July 19, 1996, the Company reached a negotiated settlement and obtained a full release from Earle Palmer Brown Companies, Inc. in consideration of a one-time payment of $180,000.

         During December 1995, PSJ Vans, Inc. filed a complaint against the Company in the Third District Court, State of Utah, seeking judgment for $41,570 plus attorney fees, for transportation services allegedly provided to the Company. The Company has paid previously an independent broker all such amounts related to this claim. During May 1996, this action was dismissed, on the Company's motion, for lack of jurisdiction.

      In June 1995, United Water of New York Inc. ("United") alleged that it discovered that two of its wells within close proximity to the Company's facility showed elevated levels of refrigerant contamination. In June 1996, United notified the Company that it was seeking indemnification by the Company for costs incurred to date as well as costs expected to be incurred in connection with United taking remedial action. In July 1996, United threatened to institute legal action in the event that the Company declines to settle this matter. The Company is currently conducting an investigation to determine the source of the alleged contamination in United's wells and the need, if any, for remediation. There can be no assurance that United will not commence legal action seeking substantial damages and/or other relief, that any legal action or settlement will resolved in a manner favorable to the Company or that ultimate outcome of any legal action or settlement will not have a material adverse effect on the Company's financial condition and results of operations.

                   Hudson Technologies, Inc. and subsidiaries

Item 1. Legal Information (continued)

      Hudson Technologies and its subsidiaries are subject to various claims and lawsuits from both private and governmental parties arising from the ordinary course of business, none of which are material.

Item 4. Submission of Matters to a Vote of Security Holders

         None. The Company has scheduled to hold its Annual Meeting of Shareholders on August 16, 1996.

Item 5. Other Items

         On May 23, 1996, 1996, Mr. Richard Johnson, Hudson's Vice President - Strategic Affairs and former owner of ESS, was appointed to the Company's Board of Directors. Mr. Johnson replaced Mr. Richard Baker on the Board.

         On April 18, 1996, Mr. Dominic J. Monetta, President of Resource Alternatives, Inc. of Washington D.C., was appointed to the Company's Board of Directors. Mr. Monetta replaced Mr. Mandracchia on the Board.

         On March 14, 1996, Mr. Otto Morch, Senior Vice President, Commercial Lending at Provident Savings Bank F.A. of Montebello, New York, was appointed to the Company's Board of Directors. Mr. Morch replaced Dr. Frederick Zugibe on the Board.

Item 6. Exhibits and Reports on Form 8-K

         The Company filed the following Current Reports on Form 8-K under the Securities Exchange Act of 1934 during the quarter ended June 30, 1996.

         1. Form 8-K: Acquisition of Environmental Support Solutions, Inc., filed May 1, 1996.

Exhibits

         The following exhibits are attached to this report.

         Exhibit 10: Convertible Promissory Note dated June 18, 1996
         Exhibit 27: Financial Data Schedule

                   Hudson Technologies, Inc. and subsidiaries
                          Form 10-QSB of June 30, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this Report to be signed in its behalf by the undersigned, thereunto duly authorized.

                            HUDSON TECHNOLOGIES, INC.

                            By:    /s/ William A. Barron  July 29, 1996
                                   ------------------------------------
                                       William A. Barron        Date
                                       Vice President
                                       and Chief Financial Officer

THE SECURITIES REPRESENTED HEREBY HAVE NOT BEEN REGISTERED UNDER THE UNITED STATES SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") AND MAY NOT BE OFFERED, SOLD OR OTHERWISE TRANSFERRED IN THE UNITED STATES OR TO OR FOR THE ACCOUNT OR BENEFIT OF U.S. PERSONS UNLESS THE SECURITIES ARE REGISTERED UNDER THE SECURITIES ACT OR AN EXEMPTION FROM THE REGISTRATION REQUIREMENTS OF THE SECURITIES ACT IS AVAILABLE. IT IS THE RESPONSIBILITY OF ANY INVESTOR PURCHASING THESE SECURITIES TO SATISFY ITSELF AS TO FULL OBSERVANCE OF THE LAWS OF ANY RELEVANT TERRITORY OUTSIDE THE UNITED STATES IN CONNECTION WITH ANY SUCH PURCHASE, INCLUDING OBTAINING ANY REQUIRED GOVERNMENTAL OR OTHER CONSENTS AND OBSERVING ANY OTHER APPLICABLE REQUIREMENTS. THE SECURITIES REPRESENTED HEREBY ARE ALSO SUBJECT TO AND MAY NOT BE OFFERED, SOLD, TRANSFERRED, ENCUMBERED OR OTHERWISE DISPOSED OF EXCEPT UPON SATISFACTION OF CERTAIN TERMS AND CONDITIONS SET FORTH IN A CERTAIN REGULATION S SUBSCRIPTION AGREEMENT DATED AS OF JUNE 18, 1996 BETWEEN THE COMPANY AND THE PURCHASER NAMED THEREIN.



                                                                 U.S. $3,500,000

                            HUDSON TECHNOLOGIES, INC.

                     CONVERTIBLE DEBENTURE DUE JUNE 18, 1999


         THIS DEBENTURE is issued by Hudson Technologies, Inc., a New York corporation (the "Company"), and is designated as its Convertible Debenture due June 18, 1999.

         FOR VALUE RECEIVED, the Company promises to pay to Cameron Capital Ltd. registered holder hereof (the "Holder"), the principal sum of U.S. $3,500,000 on June 18, 1999 (the "Maturity Date") to the person in whose name this Debenture is registered on the records of the Company regarding registration and transfers of the Debentures (the "Debenture Register"); provided, however, that the Company's obligation to a transferee of this Debenture arises only if such transfer, sale or other disposition is made in accordance with the terms and conditions of Regulation S, promulgated under the Securities Act ("Regulation S") and the Regulation S Subscription Agreement executed by the original Holder in connection with the purchase of this Debenture (the "Subscription Agreement"). No interest shall accrue upon the outstanding principal hereof. The principal of this Debenture is payable in such coin or currency of the United States of America as at the time of payment is legal tender for payment of public and private debts, at the address last appearing on the Debenture Register of the Company as designated in writing by the Holder from time to time.

        This Debenture is subject to the following additional provisions:

         I. The Company shall be entitled to prepay the entire amount of this Debenture, or any portion hereof, at anytime after the date of this Debenture for an amount equal to One Hundred Fifteen percent (I 15%) of the principal amount so to be prepaid. Such prepayment shall be effected by written notice to the Holder, accompanied by prepayment by wire transfer of immediately available funds to an account designated by the Holder. In such event, the Company shall issue to the Holder, a warrant, in the form attached hereto as Exhibit A, for no additional consideration, entitling the Holder to purchase Twenty Five Thousand (25,000) shares (subject to adjustment for stock splits, reverse stock splits and similar recapitalizations affecting such shares) of the Common Stock of the Company at an exercise price of Eighteen Dollars ($18.00) (subject to adjustment for stock splits, reverse stock splits and similar recapitalizations affecting such shares) and exercisable for a period of five (5) years from the date of issuance.

         2. At any time from and after the sixtieth (60th) day following the date of this Debenture, the Holder shall be entitled to cause the Company to prepay One Million Dollars ($1,000,000) of the principal amount of this Debenture for an amount equal to One Hundred Fifteen percent (115%) of the principal amount so to be prepaid. The Company shall make such prepayment by wire transfer of immediately available funds to an account designated by the Holder within three (3) business days of Holder's written notice requesting such prepayment.

         3. This Debenture has been issued subject to certain investment representations of the Holder hereof and may be offered, sold, transferred or exchanged only in compliance with the Securities Act. Prior to due presentment for transfer of this Debenture, the Company and any agent of the Company may treat the person in whose name this Debenture is duly registered on the Debenture Register as the owner hereof for the purpose of receiving payment as herein provided and for all other purposes, whether or not this Debenture be overdue, and neither the Company nor any such agent shall be affected by notice to the contrary.

         4. Subject to the provisions of Section 6 hereof, the Holder of this Debenture shall have the option to convert up to (i) Twenty-Five percent (25%) at any time from and after the sixtieth (60th) day following the date of this Debenture, (ii) Fifty percent (50%) at any time from and after the ninetieth
(90th) day following the date of this Debenture, (iii) Seventy-Five percent (75%) at any time from and after the one hundred twentieth (120th) day following the date of this Debenture, and (iv) One Hundred percent (100%) at any time from and after the one hundred fiftieth (150th) day following the date of this Debenture, of the original principal amount of this Debenture (in increments of not less than One Hundred Thousand Dollars (U.S. $100,000)) into shares of the Company's common stock, $.0l par value (the "Common Stock"), at a conversion price for each share of Common Stock equal to the lesser of (i) Fourteen Dollars ($14.00) per share or (ii) Eighty-Five percent (85%) of the average closing bid price (as reported by The Nasdaq Stock Market) of the Company's Common Stock for the five (5) trading days immediately prior to the Conversion Date (hereinafter deemed) (such lesser value is hereinafter referred to as the "Conversion Price"); provided, however, that in the event such average closing bid price is equal to or less than Four Dollars ($4.00) per share, the Holder shall not be entitled to effectuate the conversion of the Debenture or any portion hereof, provided further, however, that in the event the average closing bid price (as reported by The Nasdaq Stock Market) of the. Common Stock of the Company does not exceed Four Dollars ($4.00) per share for a period equal to the later to occur of forty (40) trading days or sixty (60) days, as the case may be, the Holder shall have the option to either (a) require the Company to prepay One Million Dollars ($1,000,000) of the principal amount of the Debenture for an amount equal to One Hundred Fifteen percent (115%) of the principal amount so to be prepaid, such payment to take place within three
(3) business days after the Holder's written notice to the Company so requesting prepayment or (b) convert the entire outstanding principal amount of the Debenture or any portion thereof into shares of Common Stock of the Company without restriction. Conversion shall be effectuated by surrendering the Debenture to be converted to the Company with the form of Notice of Conversion attached hereto as Exhibit B, executed by the Holder of this Debenture evidencing such Holder's intention to convert this Debenture or a specified portion (as provided for above) hereof. No fractional shares of the Common Stock or scrip representing fractional shares will be issued on conversion, but the number of shares of Common Stock issuable shall be rounded to the nearest whole share. The date on which notice of conversion is given shall be deemed to be the date on which the Holder has delivered this Debenture, with the notice of conversion duly executed, to the Company, or if earlier, the date such notice of conversion is delivered to the Company provided the Debenture is received by the Company within three (3) business days thereafter. Such date is referred to herein as the "Conversion Date." Facsimile delivery of the conversion notice shall be accepted by the Company. Certificates representing the shares of Common Stock issuable upon conversion will be delivered to the Holder within five (5) business days from the date the Debenture and notice of conversion are delivered to the Company.

         6. The Conversion Price and number of shares of Common Stock issuable upon conversion shall be subject to adjustment from time to time as provided in this Section 6.

         (a) In the event the Company should at any time or from time to time after the date of this Debenture fix a record date for the effectuation of a split or subdivision of the outstanding shares of Common Stock or the determination of holders of Common Stock entitled to receive a dividend or other distribution payable in additional shares of Common Stock or other securities or rights convertible into, or entitling the holder thereof to receive directly or indirectly, additional shares of Common Stock (hereinafter referred to as "Common Stock Equivalents"), without payment of any consideration by such holder for the additional shares of Common Stock of the Common Stock Equivalents (including the additional shares of Common Stock issuable upon conversion or exercise thereof), then, as of such record date (or the date of such dividend, distribution, split or subdivision if no record date is fixed), the Conversion Price shall be appropriately decreased so that the number of shares of Common Stock issuable on conversion of this Debenture shall be increased in proportion to such increase in the aggregate number of shares of Common Stock outstanding and those issuable with respect to such Common Stock Equivalents.

         (b) If the number of shares of Common Stock outstanding at any time after the date of this Debenture is decreased by a combination of the outstanding shares of Common Stock, then, following the record date of such combination, the Conversion Price shall be appropriately increased so that the number of shares of Common Stock issuable on conversion of this Debenture shall be decreased in proportion to such decrease in outstanding shares.

         7. The Company shall at all times reserve and keep available out of its authorized but unissued shares of Common Stock, solely for the purpose of effecting the conversion of this Debenture, such number of its shares of Common Stock as shall from time to time be sufficient to effect the conversion of all of the outstanding principal amount thereon, and if at any time the number of authorized but unissued shares of Common Stock shall not be sufficient to effect the conversion of this Debenture, in addition to such other remedies as shall be available to the Holder, the Company will take such corporate action as may, in the opinion of its counsel be necessary to increase its authorized but unissued shares of Common Stock to such number of shares as shall be sufficient for such purposes, including, without limitation, using its best efforts to obtain the requisite stockholder approval necessary to increase the Company's authorized Common Stock.

         8. In no event shall the holder of this Debenture be entitled to convert the outstanding principal of this Debenture to the extent such conversion would result in such holder's beneficially owning more than five percent (5%) of the outstanding shares of the Company's Common Stock. For these purposes, beneficial ownership shall be defined and calculated in accordance with Rule 13d-3, promulgated under the Securities Exchange Act of 1934, as amended.

         9. Any of the following shall constitute an "Event of Default":

         a. The Company shall fail to make any payment (whether principal or otherwise) on this Debenture as and when the same shall be due and payable and such default shall continue for five (5) business days after the due date thereof;

         b. Any of the representations or warranties made by the Company herein, in the Subscription Agreement, or in any certificate or financial or other written statements heretofore or hereafter furnished by or on behalf of the Company in connection with the execution and delivery of this Debenture or the Subscription Agreement shall be false or misleading in any material respect as of the date made;

         C. The Company shall fail to perform or observe, in any material respect, any other covenant, term, provision, condition, agreement or obligation of the Company under this Debenture or the Subscription Agreement and such failure shall continue uncured for a period of five (5) business days after the first date on which such failure arises (it being understood that in the case of defaults which can not reasonably be cured within a 5-day period no grace period shall be necessary as a precondition to the failure to perform such covenant constituting an Event of Default);

         d. The Company shall (1) make an assignment for the benefit of its creditors or commence proceedings for its dissolution; or (2) apply for or consent to the appointment of a trustee, liquidator, custodian or receiver thereof, or for a substantial part of its property or business;

         e. A trustee, liquidator, custodian or receiver shall be appointed for the Company or for a substantial part of its property or business without its consent and shall not be discharged within sixty (60) days after such appointment;

         f. Bankruptcy, reorganization, insolvency or liquidation proceedings or other proceedings for relief under any bankruptcy law or any law for the relief of debtors shall be instituted by or against the Company and, if instituted against the Company, shall not be dismissed within sixty (60) days after such institution or the Company shall by any action or answer approve of, consent to, or acquiesce in any such proceeding or admit the material allegations of, or default in answering a petition filed in any such proceeding;

         g. The Company shall have its Common Stock delisted from The Nasdaq Stock Market or suspended from trading thereon, and shall not have its Common Stock relisted or have such suspension lifted, as the case may be, within five (5) business days;

         h. The Company shall default on the payment of any debts in excess of $250,000 beyond any applicable grace period;

         i. Any judgments, levies or attachments shall be rendered against the Company or any of its assets or properties in an aggregate amount in excess of $250,000 and such judgments, levies or attachments shall not be dismissed, stayed, bonded or discharged within thirty (30) days of the date of entry thereof, or

         j. The Company shall be a party to any merger or consolidation or shall dispose of all or substantially all of its assets in one or more transactions or shall redeem more than a de minimis amount of its outstanding shares of capital stock.

Upon the occurrence of any Event of Default or at any time thereafter, and in each and every such case, unless such Event of Default shall have been waived in writing by the Holder (which waiver shall not be deemed to be a waiver of any subsequent Event of Default) at the option of the Holder in the Holder's sole discretion, the Holder may, upon written notice to the Company, accelerate the maturity hereof, whereupon the principal hereunder shall be immediately due and payable without presentment, demand, protest or notice of any kind, all of which are hereby expressly waived, anything herein or in any note or other instruments contained to the contrary notwithstanding, and the Holder may immediately, and without expiration of any period of grace, enforce any and all of the Holder's rights or remedies afforded by law.

         10. The Company expressly waives demand and presentment for payment, notice of nonpayment, protest, notice of protest, notice of dishonor, notice of acceleration or intent to accelerate, bringing of suit and diligence in taking any action to collect amounts called for hereunder and shall be directly and primarily liable for the payment of all sums owing and to be owing hereon, regardless of and without any notice, diligence, act or omission as or with respect to the collection of any amount called for hereunder.

         11. No provision of this Debenture shall alter or impair the obligation of the Company, which is absolute and unconditional, to pay the principal of this Debenture at the time and place, and in the coin or currency, herein prescribed. This Debenture and all other Debentures now or hereafter issued of similar terms are direct obligations of the Company. This Debenture ranks equally with all other Debentures now or hereafter issued under the terms set forth herein.

         12. Notices hereunder shall be given in the manner specified in the Subscription Agreement of even date between the Holder and the Company.

         13. This Debenture shall be governed by and construed in accordance with the laws of the State of New York without regard to the choice of law provisions thereof.

                  [REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]
                            [SIGNATURE PAGE FOLLOWS]

         IN WITNESS WHEREOF, the Company has caused this instrument to be duly executed by an officer thereunto duly authorized.

 Dated: June 18, 1996                      HUDSON TECHNOLOGIES, INC.


                                           By:  STEPHEN J. COLE-HATCHARD
                                               ---------------------------------

                                           Name: STEPHEN J. COLE-HATCHARD
                                               ---------------------------------

                                           Title: Vice President/Treas.
                                               ---------------------------------

                                    EXHIBIT A

THIS WARRANT AND THE SHARES OF COMMON STOCK OF HUDSON TECHNOLOGIES, INC. TO BE ISSUED UPON ANY EXERCISE OF THE WARRANT HAVE NOT BEEN REGISTERED UNDER THE UNITED STATES SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") AND THIS WARRANT MAY NOT BE EXERCISED BY OR ON BEHALF OF ANY U.S. PERSON (AS DEFINED IN REGULATION S UNDER THE SECURITIES ACT) UNLESS REGISTERED UNDER THE SECURITIES ACT OR AN EXEMPTION FROM SUCH REGISTATION IS AVAILABLE. IT IS THE RESPONSIBILITY OF ANY INVESTOR PURCHASING THE SECURITIES REPRESENTED HEREBY TO SATISFY ITSELF AS TO FULL OBSERVANCE OF THE LAWS OF ANY RELEVANT TERRITORY OUTSIDE THE UNITED STATES IN CONNECTION WITH ANY SUCH PURCHASE, INCLUDING OBTAINING ANY REQUIRED GOVERNMENTAL OR OTHER CONSENTS AND OBSERVING ANY OTHER APPLICABLE REQUIREMENTS.

                                     WARRANT

                               to Purchase Shares

                                       of

                          Common Stock ($.01 par value)

                                       of

                            HUDSON TECHNOLOGIES, INC.

                             ____________ ___, 199__

         This certifies that, for value received, Cameron Capital Ltd. ("CCL") and any subsequent transferee pursuant to the terms of the Agreement (as defined below) of even date and this Warrant (each, a "Holder") is entitled to purchase, subject to the provisions of this Warrant, from Hudson Technologies, Inc., a New York corporation (the "Issuer"), at any time or from time to time on or after the date hereof and on or before _______ __, ____ (the "Expiration Date"), Twenty Five Thousand (25,000) fully paid and nonassessable shares of common stock, $.01 par value (the "Common Stock"), of the Issuer at an exercise price equal to U.S. $18.00 per share, subject to adjustment pursuant to the terms hereunder (the "Exercise Price") (such shares of Common Stock and other securities issued and issuable upon exercise of this Warrant, the "Warrant Shares").

         Section 1. Definitions. Except as otherwise specified herein, terms defined herein shall have the meanings assigned to them in the Offshore Subscription Agreement of even date herewith by and between CCL and the Issuer (the "Agreement").

         Section 2. Exercise of Warrant.

                  (a) Subject to the provisions hereof, this Warrant may be exercised, in whole or in part, but not as to a fractional share, at any time or from time to time on or after the date hereof and on or before the Expiration Date, by presentation and surrender hereof to the Issuer at the address which, in accordance with the provisions of
         Section 9 hereof, is then effective for notices to the Issuer, with the Election to Purchase Form annexed hereto as Schedule One, duly executed and accompanied by payment to the Issuer as further set forth below in this Section 2, for the account of the Issuer, of the Exercise Price for the number of Warrant Shares specified in such form. If this Warrant should be exercised in part only, the Issuer shall, upon surrender of this Warrant, execute and deliver a new Warrant evidencing the rights of the Holder hereof to purchase the balance of the Warrant Shares purchasable hereunder. The Issuer shall maintain at its principal place of business a register for the registration of this Warrant and registration of transfer of this Warrant. The Exercise Price for the number of Warrant Shares specified in the Election to Purchase Form shall be payable in United States Dollars by certified or official bank check payable to the order of the Issuer or by wire transfer of immediately available funds to an account specified by the Issuer for that purpose.

                  (b) Certificates representing Warrant Shares shall not bear any restrictive legend.

         Section 3. Reservation of Shares; Preservation of Rights of Holder. The Issuer hereby agrees that there shall be reserved for issuance and/or delivery upon exercise of this Warrant, such number of Warrant Shares as shall be required for issuance or delivery upon exercise of this Warrant. The Warrant surrendered upon exercise shall be canceled by the Issuer. After the Expiration Date, no shares of Common Stock shall be subject to reservation in respect of this Warrant. The Issuer further agrees (i) that it will not, by amendment of its Articles of Incorporation or through reorganization, consolidation, merger, dissolution or sale of assets, or by any other voluntary act, avoid or seek to avoid the observation or performance of any of the covenants, stipulations or conditions to be observed or performed hereunder by the Issuer, (ii) promptly to take such action as may be required of the Issuer to permit the Holder to exercise this Warrant and the Issuer duly and effectively to issue shares of its Common Stock or other securities as provided herein upon the exercise hereof, and (iii) promptly to take all action required or provided herein to protect the rights of the Holder granted hereunder against dilution. Without limiting the generality of the foregoing, should the Warrant Shares at any time consist in whole or in part of shares of capital stock having a par value, the Issuer agrees that before taking any action which would cause an adjustment of the Exercise Price so that the same would be less than the then par value of such Warrant Shares, the Issuer shall take any corporate action which may, in the opinion of its counsel, be necessary in order that the Issuer may validly and legally issue fully paid and nonassessable shares of such Common Stock at the Exercise Price as so adjusted. The Issuer further agrees that it will not establish a par value for its Common Stock while this Warrant is outstanding in an amount greater than the Exercise Price.

         Section 4. Exchange, Transfer, Assigment or Loss of Warrant. Any attempted transfer of this Warrant, the Warrant Shares or any new Warrant not in accordance with this Section shall be null and void, and the Issuer shall not in any way be required to give effect to such transfer. Any transfer of this Warrant shall also be subject to Section 4 of the Agreement. No transfer of this Warrant shall be effective for any purpose hereunder until (i) written notice of such transfer and of the name and address of the transferee has been received by the Issuer, and (ii) the transferee shall first agree in a writing deposited with the Secretary of the Issuer to be bound by all the provisions of this Warrant and the Agreement. Upon surrender of this Warrant to the Issuer by any transferee authorized under the provisions of this Section 4, the Issuer shall, without charge, execute and deliver a new Warrant registered in the name of such transferee at the address specified by such transferee, and this Warrant shall promptly be canceled. The Issuer may deem and treat the registered holder of any Warrant as the absolute owner thereof for all purposes, and the Issuer shall not be affected by any notice to the contrary. Any Warrant if presented by an authorized transferee, may be exercised by such transferee without prior delivery of a new Warrant issued in the name of the transferee.

         Upon receipt by the Issuer of evidence reasonably satisfactory to it of the loss, theft, destruction or mutilation of this Warrant, and (in the case of loss, theft or destruction) of reasonably satisfactory indemnification, and upon surrender and cancellation of this Warrant, if mutilated, the Issuer will execute and deliver a new Warrant of like tenor and date. Any such new Warrant executed and delivered shall constitute a separate contractual obligation on the part of the Issuer, whether or not the Warrant so lost, stolen, destroyed or mutilated shall be at any time enforceable by anyone.

         Section 5. Rights of Holder. Neither a Holder nor his transferee by devise or the laws of descent and distribution or otherwise shall be, or have any rights or privileges of, a shareholder of the Issuer with respect to any Warrant Shares, unless and until certificates representing such Warrant Shares shall have been issued and delivered thereto.

         Section 6. Adjustments in Exercise Price and Warrant Shares. The Exercise Price and Warrant Shares shall be subject to adjustment from time to time as provided in this Section 6.

                  (a) If the Issuer is recapitalized through the subdivision or combination of its outstanding shares of Common Stock into a larger or smaller number of shares, the number of shares of Common Stock for which this Warrant may be exercised shall be increased or reduced, as of the record date for such recapitalization, in the same proportion as the increase or decrease in the outstanding shares of Common Stock, and the Exercise Price shall be adjusted so that the aggregate amount payable for the purchase of all Warrant Shares issuable hereunder immediately after the record date for such recapitalization shall equal the aggregate amount so payable immediately before such record date.

                  (b) If the Issuer declares a dividend on Common Stock, or makes a distribution to holders of Common Stock, and such dividend or distribution is payable or made in Common Stock or securities convertible into or exchangeable for Common Stock, or rights to purchase Common Stock or securities convertible into or exchangeable for Common Stock, the number of shares of Common Stock for which this Warrant may be exercised shall be increased, as of the record date for determining which holders of Common Stock shall be entitled to receive such dividend or distribution, in proportion to the increase in the number of outstanding shares (and shares of Common Stock issuable upon conversion of all such securities convertible into Common Stock) of Common Stock as a result of such dividend or distribution, and the Exercise Price shall be adjusted so that the aggregate amount payable for the purchase of all the Warrant Shares issuable hereunder immediately after the record date for such dividend or distribution shall equal the aggregate amount so payable immediately before such record date.

                  (c) If the Issuer declares a dividend on Common Stock (other than a dividend covered by subsection (b) above) or distributes to holders of its Common Stock, other than as part of its dissolution or liquidation or the winding up of its affairs, any shares of its capital stock, any evidence of indebtedness or any cash or other of its assets (other than Common Stock or securities convertible into or exchangeable for Common Stock), the Holder shall receive notice of such event as set forth in Section 8 below.

                  (d) In case of any consolidation of the Issuer with, or merger of the Issuer into, any other corporation (other than a consolidation or merger in which the Issuer is the continuing corporation and in which no change occurs in its outstanding Common Stock), or in case of any sale or transfer of all or substantially all of the assets of the Issuer, or in the case of any statutory exchange of securities with another corporation (including any exchange effected in connection with a merger of a third corporation into the Issuer, except where the Issuer is the surviving entity and no change occurs in its outstanding Common Stock), the corporation formed by such consolidation or the corporation resulting from such merger or the corporation which shall have acquired such assets or securities of the Issuer, as the case may be, shall execute and deliver to the Holder simultaneously therewith a new Warrant, satisfactory in form and substance to the Holder, together with such other documents as the Holder may reasonably request, entitling the Holder thereof to receive upon exercise of such Warrant the kind and amount of shares of stock and other securities and property receivable upon such consolidation, merger, sale, transfer, or exchange of securities, or upon the dissolution following such sale or other transfer, by a holder of the number of shares of Common Stock purchasable upon exercise of this Warrant immediately prior to such consolidation, merger, sale, transfer, or exchange. Such new Warrant shall contain the same basic other terms and conditions as this Warrant and shall provide for adjustments which, for events subsequent to the effective date of such written instrument, shall be as nearly equivalent as may be practicable to the adjustments provided for in this Section 6. The above provisions of this paragraph (d) shall similarly apply to successive consolidations, mergers, exchanges, sales or other transfers covered hereby.

                  (e) If the Issuer shall, at any time before the expiration of this Warrant, dissolve, liquidate or wind up its affairs, the Holder shall, upon exercise of this Warrant have the right to receive, in lieu of the shares of Common Stock of the Issuer that the Holder otherwise would have been entitled to receive, the same kind and amount of assets as would have been issued, distributed or paid to the Holder upon any such dissolution, liquidation or winding up with respect to such shares of Common Stock of the Issuer had the Holder been the holder of record of such shares of Common Stock receivable upon exercise of this Warrant on the date for determining those entitled to receive any such distribution. If any such dissolution, liquidation or winding up results in any cash distribution in excess of the Exercise Price provided by this Warrant for the shares of Common Stock receivable upon exercise of this Warrant, the Holder may, at the Holder's option, exercise this Warrant without making payment of the Exercise Price and, in such case, the Issuer shall, upon distribution to the Holder, consider the Exercise Price to have been paid in full and, in making settlement to the Holder, shall obtain receipt of the Exercise Price by deducting an amount equal to the Exercise Price for the shares of Common Stock receivable upon exercise of this Warrant from the amount payable to the Holder. For purposes of this paragraph, the sale of all or substantially all of the assets of the Issuer and distribution of the proceeds thereof to the Issuer's shareholders shall be deemed a liquidation.

                  (f) If an event occurs which is similar in nature to the events described in this Section 6, but is not expressly covered hereby, the Board of Directors of the Issuer shall make or arrange for an equitable adjustment to the number of Warrant Shares and the Exercise Price.

                  (g) The term "Common Stock" shall mean the Common Stock, $.01 par value, of the Issuer as the same exists at the Closing Date or as such stock may be constituted from time to time, except that for the purpose of this Section 6, the term "Common Stock" shall include any stock of any class of the Issuer which has no preference in respect of dividends or of amounts payable in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Issuer and which is not subject to redemption by the Issuer.

                  (h) The Issuer shall retain a firm of independent public accountants of recognized standing (who may be any such firm regularly employed by the Issuer) to make any computation required under this
         Section 6, and a certificate signed by such firm shall be conclusive evidence of the correctness of any computation made under this Section 6.

                  (i) Whenever the number of Warrant Shares or the Exercise Price shall be adjusted as required by the provisions of this Section 6, the Issuer forthwith shall file in the custody of its secretary or an assistant secretary, at its principal office, and furnish to each Holder hereof, a certifirate prepared in accordance with paragraph (h) above, showing the adjusted number of Warrant Shares and the Exercise Price and setting forth in reasonable detail the circumstances requiring the adjustments.

                  (j) Notwithstanding any other provision, this Warrant shall be binding upon and inure to the benefit of any successors and assigns of the Issuer.

                  (k) No adjustment in the Exercise Price in accordance with the provisions of this Section 6 need be made if such adjustment would amount to a change in such Exercise Price of less than $.01; provided however, that the amount by which any adjustment is not made by reason of the provisions of this paragraph (k) shall be carried forward and taken into account at the time of any subsequent adjustment in the Exercise Price.

                  (l) If an adjustment is made under this Section 6 and the event to which the adjustment relates does not occur, then any adjustments in accordance with this Section 6 shall be readjusted to the Exercise Price and the number of Warrant Shares which would be in effect had the earlier adjustment not been made.

         Section 7. Taxes on Issue or Transfer of Common Stock and Warrant. The Issuer shall pay any and all documentary stamp or similar issue or transfer taxes payable in respect of the issue or delivery of shares of Common Stock or other securities on the exercise of this Warrant. The Issuer shall not be required to pay any tax which may be payable in respect of any transfer of this Warrant or in respect of any transfers involved in the issue or delivery of shares or the exercise of this Warrant in a name other than that of the Holder and the person requesting such transfer, issue or delivery shall be responsible for the payment of any such tax (and the Issuer shall not be required to issue or deliver said shares until such tax has been paid or provided for).

         Section 8. Notice of Adjustment. So long as this Warrant shall be outstanding, (a) if the Issuer shall propose to pay any dividends or make any distribution upon the Common Stock, or (b) if the Issuer shall offer generally to the holders of Common Stock the right to subscribe to or purchase any shares of any class of Common Stock or securities convertible into Common Stock or any other similar rights, or (c) if there shall be any proposed capital reorganization of the Issuer in which the Issuer is not the surviving entity, recapitalization of the capital stock of the Issuer, consolidation or merger of the Issuer with or into another corporation, sale, lease or other transfer of all or substantially all of the property and assets of the Issuer, or voluntary or involuntary dissolution, liquidation or winding up of the Issuer, or (d) if the Issuer shall give to its stockholders any notice, report or other communication respecting any significant or special action or event, then in such event the Issuer shall give to the Holder, at least ten days prior to the relevant date described below (or such shorter period as is reasonably possible if thirty days is not reasonably possible), a notice containing a description of the proposed action or event and stating the date or expected date on which a record of the Issuer's stockholders is to be taken for any of the foregoing purposes, and the date or expected date on which any such dividend, distribution, subscription, reclassification, reorganization, consolidation, combination, merger, conveyance, sale, lease or transfer, dissolution, liquidation or winding up is to take place and the date or expected date, if any is to be fixed, as of which the holders of Common Stock of record shall be entitled to exchange their shares of Common Stock for securities or other property deliverable upon such event.

         Section 9. Notices. All communications hereunder shall be in writing, and, if sent to the Holder shall be sufficient in all respects if delivered, sent by registered mail, or by facsimile and confirmed to the Holder at:

                             Cameron Capital Ltd.
                             10 Cavendish Road
                             Hamilton, Bermuda HM19
                             Attention: Nic Snelling
                             Telephone: (441) 295-5455
                             Facsimile: (441) 295-9022

or if to any other Holder, addressed to such Holder at such address as it shall have specified to the Issuer in writing, or, if sent to the Issuer, shall be delivered, sent by registered mail or by facsimile and confirmed to the Issuer at:

                             Hudson Technologies, Inc.
                             25 Torne Valley Road
                             Hillburn, New York 10931
                             Attention: Stephen J. Cole-Hatchard
                             Telephone: (914) 368-4990
                             Facsimile: (914) 368-2540



         Section 10. Governing Law. This Warrant shall be governed by, and interpreted in accordance with, the laws of the State of New York.

Dated:__________ _____, ________


HUDSON TECHNOLOGIES, INC.

By:__________________________________

Name:________________________________

Title:_______________________________





ATTEST:


_____________________________________
                          , Secretary

                                                                   Schedule One


                              ELECTION TO PURCHASE


         The undersigned hereby irrevocably elects to exercise this Warrant and to purchase ______ shares of Hudson Technologies, Inc. Common Stock issuable upon the exercise of this Warrant, and requests that certificates for such shares be issued in the name of:

_______________________________________________________________________________
                                     (Name)


_______________________________________________________________________________
                                    (Address)


_______________________________________________________________________________

                (United States Social Security or other taxpayer
                       identifying number, if applicable)

and, if different from above, be delivered to:


_______________________________________________________________________________
                                     (Name)


_______________________________________________________________________________
                                    (Address)

and, if the number of Warrant Shares so purchased are not all of the Warrant Shares issuable upon exercise of this Warrant, that a Warrant to purchase the balance of such Warrant Shares be registered in the name of, and delivered to, the undersigned at the address stated below.


Date: ___________________, 19__

Name of Registered Owner:______________________________________________________

_______________________________________________________________________________

Address: ______________________________________________________________________

_______________________________________________________________________________

Signature:_____________________________________________________________________

                                                                    Schedule Two




[Warrant Agent]

Dear Sir/Madam:

         In connection with the warrant of Hudson Technologies, Inc., issued to CCL on _____ _____, _____ and attached hereto, the undersigned certifies, represents and warrants as follows:

          (1) I/We hereby exercise the warrants identified above. (Give details of how payment is being made, in accordance with the terms of the Warrant.) ______________________________________________________
               _______________________________________________________________.

          (2) I/We hereby certify that I am/we are not a U.S. person (as that term is defined in Regulation S under the Securites Act); nor am I/we acting for or on behalf of a U.S. person.

          (3) At the time of exercise of the warrants I am/we are and any person for whom we are acting is located outside the United States.

          (4) Please deliver the common stock of Hudson Technologies, Inc. as follows:

               ____________________________________________
               Name in which certificate is to be delivered

               ____________________________________________
                     Address (must be outside the U.S.)

               ____________________________________________


                                         Very truly yours,

                                         WARRANT HOLDER

                                         By:____________________________________
                                         Name:__________________________________
                                         Title:_________________________________

[Warrant Agent]

Dear Sir/Madam:

         In connection with the Warrant of Hudson Technologies, Inc., issued to CCL on ______ _____, _____ and attached hereto, the undersigned performed the functions of managing underwriter in connection with the offering of such warrants and certifies, represents and warrants as follows:

         We hereby certify that the distribution of the warrants identified above was completed on ______________ _____, ______.


                                         Very truly yours,

                                         CAMERON CAIPITAL LTD.


                                         By:____________________________________
                                         Name:__________________________________
                                         Title:_________________________________

                                    EXHIBIT B

                              NOTICE OF CONVERSION

                    (To be Executed by the Registered Holder
                       in order to Convert the Debenture)

         The undersigned hereby irrevocably elects to convert the above Debenture No.______ into shares of Common Stock of Hudson Technologies, Inc. (the "Company") according to the conditions hereof, as of the date written below.

         The undersigned represents that it is not a U.S. person as defined in Regulation S promulgated under the United States Securities Act of 1933, as amended, and is not converting the Debenture on behalf of any U.S. person.


                                         _______________________________________
                                         Date of Notice

                                         _______________________________________
                                         Signature

                                         _______________________________________
                                         Name

                                         Address:

                                         _______________________________________

                                         _______________________________________

                                         _______________________________________



* The original Debenture and a manually signed original of this Notice of Conversion must be received by the Company by the third business day following the date of delivery of this Notice of Conversion by facsimile.